Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income/(loss)	$ (1,333)	$ 9,962	$ 10,250
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,958	1,627	597
Allowance for doubtful accounts	2,823	459	321
Share-based compensation	55,404	24,543	10,672
Foreign exchange gain, net	(1,784)	(67)	(3,011)
Interest expense related to convertible debts	1,859	0	0
Realized loss on disposal of fixed assets	74	0	0
Share of profit from an associate	0	(543)	(119)
Gain on change of interest in an associate	0	(943)	0
Realized gain on disposal of available-for-sale investments	0	0	(14)
Other income from ADR depositary arrangement and gain from step acquisition	(1,262)	(3,202)	(214)
Compensation to an non-controlling shareholder/employee	97	0	0
Changes in operating assets and liabilities:
Accounts receivable	(26,557)	(28,102)	(11,628)
Inventory	(8,014)	(35)	0
Prepaid expenses and other current assets	(14,620)	43	(1,911)
Other non-current assets	(6,553)	228	269
Accounts payable	3,432	5,339	396
Deferred revenue	6,840	4,946	4,400
Receipt in advance	5,656	322	0
Accrued expenses and other current liabilities	1,691	4,539	1,844
Tax payable and provision	563	(17)	(12)
Other non-current liabilities	0	414	0
Net cash provided by operating activities	24,274	19,513	11,840
Cash flows from investing activities:
Placement of term deposits	(199,668)	(93,761)	(51,463)
Withdrawal of term deposits	201,123	51,626	4,331
Purchase of available-for-sale investments	0	(10,755)	0
Proceeds from the repayment of the advance to Tianjin Yidatong Technology Development Co., Ltd.	0	0	2,196
Disbursements from the lending of the housing loans to employees	(193)	(302)	(79)
Proceeds from the repayments of the housing loans to employees	149	110	180
Proceeds from disposals of available-for-sale investments	7,578	3,182	14
Cash paid for equity investment	(28,436)	(6,272)	0
Net cash acquired/(paid) from/(for) the business acquisitions	(14,920)	1,225	0
Collection of bridge loans	1,185	0	0
Bridge loans in connection with completed and ongoing investments	(6,680)	(11,288)	0
Purchase of property and equipment and intangible assets	(1,588)	(2,334)	(2,270)
Net cash used in investing activities	(41,450)	(68,569)	(47,091)
Cash flows from financing activities:
Proceeds from convertible senior notes (net of issuance costs of US$6,105)	166,395	0	0
Proceeds from issuance of Series C-1 convertible redeemable preferred shares (net of issuance costs of US$5)	0	0	2,200
Proceeds from initial public offering (net of underwriters' commission of US$6,239)	0	0	82,886
Proceeds from exercising of share options	5,398	920	1,551
Proceeds from issuance of common shares (net of issuance cost of US$360)	11,640	0	0
Payments of listing expenses	0	0	(3,926)
Cash distributed by non-controlling shareholder upon disposal	0	(67)	0
Repayment of bank loans	0	(710)	0
Payment for repurchase of shares	(6,682)	(1,346)	0
Net cash provided by/(used in) by financing activities	176,751	(1,203)	82,711
Effect of exchange rate changes on cash and cash equivalents	1,281	(389)	4,084
Net increase/(decrease) in cash and cash equivalents	160,856	(50,648)	51,544
Cash and cash equivalents at the beginning of the year	18,862	69,510	17,966
Cash and cash equivalents at the end of the year	179,718	18,862	69,510
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,178	297	16
Cash paid for interest	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination	89,438	20,617	0
Issuance of common shares in equity investment	13,642	5,916	0
Accretion of redeemable convertible preferred shares	0	0	535
Conversion of preferred shares to common shares	0	0	51,513
Consideration payable for acquiring an associate	$ 25,217	$ 0	$ 0